Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Amount of current liabilities exceeding current assets	¥ 73,124
Net cash generated from operating activities	7,688	¥ 2,698	¥ 31,175
Net cash used in investing activities	(15,820)	(8,049)	(14,427)
Net cash generated from/(used in) financing activities	4,186	28,945	(21,833)
Net increase/(decrease) in cash and cash equivalents	3,946	(23,594)	5,085
Approximate maximum amount available of banking facilities with PRC banks and financial institutions for providing bank financing	295,683	315,452
Approximate unutilized bank financing	204,051
Trade receivables	2,858	2,525
Credit loss allowance for other trade receivables	¥ (1)	164	13
Expected Credit Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement Input Of Loss Allowance For Other Receivable Equal To Period	12 months
Other trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Credit loss allowance for other trade receivables	¥ 17	15
Billing and Settlement Plan agents [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	329	293
100 basis points increase in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	328	315	559
100 basis points decrease in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	328	315	559
10 percent increase in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	2,551	1,880	4,281
10 percent decrease in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	¥ (2,551)	¥ (1,880)	¥ (4,281)